NEW COVENANT FUNDS
Supplement dated December 30, 2010 to the
Prospectus dated October 28, 2010,
as supplemented December 17, 2010

Advisory Fee Reductions

With the approval of the Board of Trustees, One Compass Advisors (the “Adviser”), has agreed to amend the fee schedule to the Investment Advisory Agreement so as to reduce the annual fee payable to the Adviser from 0.99% to 0.87% of the value of the New Covenant Growth Fund’s average daily net assets and from 0.75% to 0.65% of the value of the New Covenant Income Fund’s average daily net assets.  The Adviser and the Board also agreed to terminate the expense limitation agreement with respect to the New Covenant Growth Fund, the New Covenant Income Fund, the New Covenant Balanced Growth Fund and the New Covenant Balanced Income Fund.  In addition, the Funds will no longer pay Shareholder Servicing Fees to affiliates of the Adviser. As a result, all references to the expense limitation agreements are deleted from the Prospectus.

•	Effective January 1, 2011, the portion of the “Fees and Expenses” section that relates to the New Covenant Growth Fund, on page 3 of the Funds’ Prospectus, is deleted and replaced with the following:

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the GROWTH FUND.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Load Imposed on Purchases	None
Maximum Deferred Sales Load	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.87%
Other Expenses	0.12%
Total Annual Fund Operating Expenses (1)	0.99%

(1)
Effective January 1, 2011, the Management Fee was reduced from 0.99% to 0.87%.  In addition, the GROWTH FUND eliminated the expense limitation agreement with One Compass Advisors (the “Adviser”).  The expense information in this table has been restated to reflect the current fees and expenses of the GROWTH FUND.

Example. This Example is intended to help you compare the cost of investing in the GROWTH FUND with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 for the time periods indicated; you redeem all of your shares at the end of the time periods; your investment has a hypothetical 5% return each year and the GROWTH FUND’s operating expenses remain the same (taking into account the contractual expense reimbursement only in the first year).  Although your actual costs may be higher or lower, based on the above assumptions, your costs for the GROWTH FUND would be:

1 Year	3 Years	5 Years	10 Years
$101	$315	$547	$1,213

•	Effective January 1, 2011, the portion of the “Fees and Expenses” section that relates to the New Covenant Income Fund, on page 8 of the Funds’ Prospectus, is deleted and replaced with the following:

Fees and Expenses

This Table describes fees that you may pay if you buy and hold shares of the INCOME FUND.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Load Imposed on Purchases	None
Maximum Deferred Sales Load	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Other Expenses	0.12%
Total Annual Fund Operating Expenses(1)	0.77%
(1)
Effective January 1, 2011, the Management Fee was reduced from 0.75% to 0.65%.  In addition, the INCOME FUND eliminated expense limitation agreement with the Adviser.  The expense information in this table has been restated to reflect the current fees and expenses of the INCOME FUND.

Example.  This Example is intended to help you compare the cost of investing in the INCOME FUND with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 for the time periods indicated; you redeem all of your shares at the end of the time periods; your investment has a hypothetical 5% return each year and the INCOME FUND’s operating expenses remain the same (taking into account the fee waiver only in the first year).  Although your actual costs may be higher or lower, based on the above assumptions, your costs for the INCOME FUND would be:

1 Year	3 Years	5 Years	10 Years
$79	$246	$428	$954

•
Effective January 1, 2011, the portion of the “Fees and Expenses” section that relates to the New Covenant Balanced Growth Fund, on page 14 of the Funds’ Prospectus, is deleted and replaced with the following:

Fees and Expenses
This Table describes fees that you may pay if you buy and hold shares of the BALANCED GROWTH FUND.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Load Imposed on Purchases	None
Maximum Deferred Sales Load	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.00%
Other Expenses	0.15%
Acquired Fund Fees and Expenses (“AFFE”)(1)	0.90%
Total Annual Fund Operating Expenses(2)	1.05%

(1)
The Total Annual Fund Operating Expenses for the BALANCED GROWTH FUND do not correlate to the “Ratio of expenses to average net assets, excluding waivers” provided in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the BALANCED GROWTH FUND and does not include AFFE.  AFFE are those expenses incurred indirectly by the Fund as a result of investments in shares of one or more investment companies (referred to as “Acquired Funds”).  With regard to the BALANCED GROWTH FUND, these expenses include the expenses of the underlying funds in which it invests, i.e., the GROWTH FUND and the INCOME FUND.

(2)
Effective January 1, 2011, the BALANCED GROWTH FUND eliminated the expense limitation agreement with the Adviser.  The expense information in this table has been restated to reflect the current fees and expenses of the BALANCED GROWTH FUND.

Example.  This Example is intended to help you compare the cost of investing in the BALANCED GROWTH FUND with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 for the time periods indicated; you redeem all of your shares at the end of the time periods; your investment has a hypothetical 5% return each year and the BALANCED GROWTH FUND’s operating expenses remain the same (taking into account the expense reimbursement only in the first year).  Although your actual costs may be higher or lower, based on the above assumptions, your costs for the BALANCED GROWTH FUND would be:

1 Year	3 Years	5 Years	10 Years
$107	$334	$579	$1,283

•
Effective January 1, 2011, the portion of the “Fees and Expenses” section that relates to the New Covenant Balanced Income Fund, on page 20 of the Funds’ Prospectus, is deleted and replaced with the following:

Fees and Expenses

This Table describes fees that you may pay if you buy and hold shares of the BALANCED INCOME FUND.
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Load Imposed on Purchases	None
Maximum Deferred Sales Load	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.00%
Other Expenses	0.15%
Acquired Fund Fees and Expenses (“AFFE”)(1)	0.83%
Total Annual Fund Operating Expenses(2)	0.98%

(1)
The Total Annual Fund Operating Expenses for the Fund do not correlate to the “Ratio of expenses to average net assets, excluding waivers” provided in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the Fund and does not include AFFE.  AFFE are those expenses incurred indirectly by the Funds as a result of investments in shares of one or more investment companies (referred to as “Acquired Funds”).   With regard to the BALANCED INCOME FUND, these expenses include the expenses of the underlying funds in which it invests, i.e., the GROWTH FUND and the INCOME FUND.

(2)
Effective January 1, 2011, the BALANCED INCOME FUND eliminated the expense limitation agreement with Adviser.  The expense information in this table has been restated to reflect the current fees and expenses of the BALANCED INCOME FUND.

Example.  This Example is intended to help you compare the cost of investing in the BALANCED INCOME FUND with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 for the time periods indicated; you redeem all of your shares at the end of the time periods; your investment has a hypothetical 5% return each year and the BALANCED INCOME FUND’s operating expenses remain the same (taking into account the expense reimbursement in only the first year).  Although your actual costs may be higher or lower, based on the above assumptions, your costs for the BALANCED INCOME FUND would be:

1 Year	3 Years	5 Years	10 Years
$100	$312	$542	$1,201

New Covenant Growth Fund Sub-Adviser Change

Brockhouse & Cooper International, Inc. was recently approved by the Board of Trustees of the New Covenant Funds, to serve as a sub-adviser for the New Covenant Growth Fund.  Wellington Management Company, LLP (“Wellington”) will no longer serve as a sub-adviser for the New Covenant Growth Fund.  The following further supplements the information provided in the Supplement to the Prospectus dated December 17, 2010, regarding the change in sub-advisers in which all references to Wellington were deleted.

•	Effective December 17, 2010, the “Management” section that relates to the New Covenant Growth Fund, beginning on page 6 of the Funds’ Prospectus is deleted and replaced with the following:

Management
Investment Adviser. One Compass Advisors is the GROWTH FUND’s investment adviser. Baillie Gifford Overseas Ltd. (“Baillie Gifford”), Brockhouse & Cooper International, Inc. (“Brockhouse & Cooper”), Santa Barbara Asset Management, LLC (“Santa Barbara”), Sound Shore Management, Inc. (“Sound Shore”), and TimesSquare Capital Management, LLC (“TimesSquare”) serve as the GROWTH FUND’s sub-advisers.

Portfolio Managers. The following individuals serve as the GROWTH FUND’s portfolio managers:

Portfolio Manager	Years of Service with the Fund	Primary Title
Baillie Gifford
Jonathan Bates	0.5*	Investment Manager, Partner
Angus Franklin	0.5*	Investment Manager
Elaine Morrison	0.5*	Investment Manager, Partner
Gerald Smith	0.5*	Deputy Chief Investment Officer, Partner
Andrew Strathdee	0.5*	Investment Manager
Brockhouse & Cooper
Karl Gauvin	0*	Portfolio Manager
Santa Barbara
Brian Anderson	5	Portfolio Manager
James R. Boothe	5	Portfolio Manager
Michael G. Mayfield	5	Chief Executive Officer and Chief Investment Officer
Britton C. Smith	5	Portfolio Manager
Sound Shore
Harry Burn, III, CFA	9	Chairman and Portfolio Manager
T. Gibbs Kane, Jr., CFA	9	President and Portfolio Manager
John P. DeGulis	9	Portfolio Manager
TimesSquare
Grant Babyak	1.5	CEO, Managing Director and Senior Portfolio Manager
Tony Rosenthal, CFA	1.5	Managing Director and Portfolio Manager
*	Baillie Gifford Overseas Ltd. became a Sub-Adviser to the Growth Fund on June 17, 2010, and has not completed a full calendar year of service with the Fund.
**	Brockhouse Cooper became Sub-Adviser to the Growth Fund on December 17, 2010, and has not completed a full calendar year of services with the Fund.

•	Effective December 17, 2010, the following table replaces, in its entirety, the current table that appears on page 31 of the Funds’ Prospectus under the section entitled “Management of Funds”:

Name of Current Sub-Adviser	Fund Name	Annual Sub-Advisory Fee as a Percentage of Assets Managed
Baillie Gifford Overseas Ltd.*	Growth Fund	0.65% of the first $25 million; 0.55% of the next $75 million; 0.45% of the next $300 million and 0.35% thereafter, subject to an annual minimum fee of $300,000.
Brockhouse & Cooper International, Inc.**	Growth Fund	0.05% of assets under management
Robert W. Baird & Co. Incorporated	Income Fund	0.15% of the first $175 million and 0.10% thereafter
EARNEST Partners, LLC	Income Fund	0.15% of the first $175 million and 0.10% thereafter
Santa Barbara Asset Management, LLC	Growth Fund	0.50% of the assets of the first $52 million and 0.45% of the assets over $52 million
Sound Shore Management, Inc.	Growth Fund
0.75% of the first $10 million, 0.50% on the next $90 million, 0.35% on the next $50 million; for assets in excess of $150 million in any calendar quarter: 0.75% of the first $10 million, 0.50% of the next $90 million and 0.25% on the balance over $100 million

TimesSquare Capital Management, LLC	Growth Fund	0.80% of the first $50 million; 0.70% of the next $50 million; and 0.60% of assets over $100 million
*      Baillie Gifford Overseas Ltd. became a Sub-Adviser to the Growth Fund on June 17, 2010.
**      Brockhouse Cooper International, Inc. became a Sub-Adviser to the Growth Fund on December 17, 2010.

•	Effective immediately, the following paragraphs are added to the section entitled “Sub-Advisers for the Growth Fund” on pages 32-35 of the Funds’ Prospectus:

Brockhouse & Cooper International, Inc. (“Brockhouse & Cooper”)

Brockhouse & Cooper, with principal offices at 10 Post Office Square, 8th Floor, Boston, MA 02109, is a wholly owned subsidiary of Brockhouse & Cooper Inc., located at 1250 René-Lévesque Blvd. West, Suite 4025 Montréal, Québec, H3B 4W8, Canada.  Brockhouse & Cooper has provided comprehensive advisory services to pension plans, foundations and endowments, financial institutions, family offices and other institutional investors since 1995.

Karl Gauvin has over 17 years of experience in asset management and has served as portfolio manager for Brockhouse & Cooper’s managed portion of the GROWTH FUND’s assets since December 2010.  Mr. Gauvin joined Brockhouse & Cooper as an investment professional in December 2010 and has been employed by Brockhouse & Cooper’s parent and sister companies, Brockhouse & Cooper Inc. and Brockhouse Cooper Asset Management Inc., respectively, as a research professional since October 2008.  Prior to joining Brockhouse & Cooper and its parent and sister companies, Mr. Gauvin served as the acting CFO at 8d Technologies (2007), external advisor at Montrusco Bolton Inc. (2006), and the Deputy Chief Investment officer at CIBC Global Asset Management Inc. (2002 to 2005).

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Funds, if any.

Please retain this Supplement with your Prospectus for future reference.